VALUE OF CHARTER PARTY CONTRACTS - Summary of Unfavorable Charter Party Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 672
2019	672
2020	674
2021	672
2022	672
Thereafter	1,436
Total	$ 4,798	$ 5,470	$ 6,144	$ 0